Inventories - Summary of Accompanying Consolidated Balance Sheets of Inventories (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Inventories	$ 884,148	$ 689,269
Bunkers [Member]
Inventory [Line Items]
Inventories	554,165	502,190
Lubricants [Member]
Inventory [Line Items]
Inventories	$ 329,983	$ 187,079